Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Taxation in Statements of Operations	Taxation in the statements of operations represents:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
Hong Kong profits tax provision for the six-months period ended:
Current	$—	$115,186
Deferred	(69,914)	(15,560)
Income tax (benefits) expenses	$(69,914)	$99,626

Schedule of Components of Deferred Tax Assets

The following table summarizes the significant components of deferred tax assets.

	June 30, 2026	December 31, 2025
	(Unaudited)
Opening balances	$199,371	$142,638
Addition of tax losses carryforward	69,914	158,348
Utilized during the period	—	(101,324)
Exchange rate difference	(1,650)	(291)
Less: valuation allowance	—	—
Deferred tax assets, net	$267,635	$199,371